Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

	June 30, 2018		December 31, 2017
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$49,466	$49,466	$81,151	$81,151
Restricted cash	$2,598	$2,598	$5,307	$5,307
Ship mortgage notes and premium	$662,402	$548,274	$661,463	$572,214
Other long-term debt, net of deferred finance cost	$360,989	$365,717	$403,906	$407,687
Due from related parties, long-term	$54,218	$54,218	$54,593	$54,593

Fair Value of Financial Instruments measured on a Non-Recurring Basis

Fair Value Measurements as of June 30, 2018
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investment in affiliates	$47,272	$47,272	$—	$—

Fair value Measurements on a Nonrecurring Basis

	Fair Value Measurements at June 30, 2018 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$49,466	$49,466	$—	$—
Restricted cash	$2,598	$2,598	$—	$—
Ship mortgage notes and premium	$548,274	$548,274	$—	$—
Other long-term debt(1)	$365,717	$—	$365,717	$—
Due from related parties, long-term(2)	$54,218	$—	$54,218	$—

	Fair Value Measurements at December 31, 2017 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$81,151	$81,151	$—	$—
Restricted cash	$5,307	$5,307	$—	$—
Ship mortgage notes and premium	$572,214	$572,214	$—	$—
Other long-term debt(1)	$407,687	$—	$407,687	$—
Due from related parties, long-term(2)	$54,593	$—	$54,593	$—

(1)The fair value of the Company’s other long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.

(2)The fair value of the Company’s long term amounts due from related parties is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.